Employee Severance Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 195	$ 14,017
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	92	14,017
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 103	$ 0